Right-of-Use Assets and Lease Liabilities (Schedule of Remaining Minimum Future Lease Payments) (Details)	Dec. 31, 2019 CAD ($)
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	$ 211,568
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	225,648
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	196,387
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	94,055
2024 and beyond [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining minimum future lease payments, excluding estimated operating costs	$ 129,836